Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Bretton Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bretton Fund
Average Annual Return, Percent		10.36%	10.67%	13.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%	15.51%